Financial instruments (Details) - SEK (kr) kr in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Deposits	kr 2,573		kr 12,422
Trade receivables	21,015		21,148
Accrued income	29,516		34,121
Other receivables	76,764		61,824
Restricted cash			32,869
Cash	278,825		74,165
Loans and borrowings (current and non-current)	4,060
Convertible debenture	207,716
Liabilities associated with cash advances	354,842	kr 550,000	166,216	kr 50,000
Derivative instruments (warrants)	128,381		1,432
Other liabilities	30,086		20,608
Accrued expenses	146,786		84,681
Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Deposits
Trade receivables
Accrued income
Other receivables
Restricted cash
Cash
Loans and borrowings (current and non-current)
Convertible debenture
Lease liabilities
Trade and other payables (current and non-current)
Liabilities associated with cash advances
Derivative instruments (warrants)	128,381		1,432
Embedded derivative (convertible debt)	4,603
Other liabilities
Accrued expenses
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Deposits	2,573		12,422
Trade receivables	21,015		21,148
Accrued income	29,516		34,121
Other receivables	38,499		40,263
Restricted cash			32,869
Cash	278,825		74,165
Loans and borrowings (current and non-current)	16,240
Convertible debenture	207,716		379,795
Lease liabilities	642,553		641,507
Trade and other payables (current and non-current)	277,089		376,292
Liabilities associated with cash advances	354,842		166,216
Derivative instruments (warrants)
Embedded derivative (convertible debt)
Other liabilities	30,086		20,608
Accrued expenses	kr 146,786		kr 84,681